Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Feb. 28, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, lease liabilities			$ 2,836
Acquisition			33
Additions			45
Interest Expense (Note 4)	$ 41	$ 40	121	$ 123
Lease Payments			(337)
Modifications			34
Re-measurements			(6)
Divestitures			11
Terminations			(8)
Exchange Rate Movements and Other			26
Ending Balance, lease liabilities	2,733		2,733
Less: Current Portion	315		315			$ 308
Long-Term Portion	2,418		2,418			2,528
Lease liabilities	$ 2,733		$ 2,733			$ 2,836
BP-Husky Refining LLC
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities					$ 11